Investment Objectives and Goals	Nov. 26, 2025
VistaShares BitBonds 1-3 Yr Enhanced Weekly Distribution ETF
Prospectus [Line Items]
Risk/Return [Heading]	VISTASHARES BITBONDS 1-3 YR ENHANCED WEEKLY DISTRIBUTION ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks income and capital appreciation.
VistaShares BitBonds 5 Yr Enhanced Weekly Distribution ETF
Prospectus [Line Items]
Risk/Return [Heading]	VISTASHARES BITBONDS 5 YR ENHANCED WEEKLY DISTRIBUTION ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks income and capital appreciation.
VistaShares BitBonds 10 Yr Enhanced Weekly Distribution ETF
Prospectus [Line Items]
Risk/Return [Heading]	VISTASHARES BITBONDS 10 YR ENHANCED WEEKLY DISTRIBUTION ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks income and capital appreciation.
VistaShares BitBonds 20 Yr Enhanced Weekly Distribution ETF
Prospectus [Line Items]
Risk/Return [Heading]	VISTASHARES BITBONDS 20 YR ENHANCED WEEKLY DISTRIBUTION ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks income and capital appreciation.